Cover	Jul. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 26, 2024
Entity File Number	001-38280
Entity Registrant Name	Stellar Bancorp, Inc.
Entity Central Index Key	0001473844
Entity Tax Identification Number	20-8339782
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	9 Greenway Plaza,
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	713
Local Phone Number	210-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	STEL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false